1

Wilmington Global Alpha Equities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 94.6%

AEROSPACE & DEFENSE – 2.4%

Airbus SE	3,736	$550,354

Austal Ltd.	43,562	64,373

Babcock International Group PLC*	23,917	114,918

BAE Systems PLC	118,884	1,421,035

BWX Technologies, Inc.	11,945	824,205

Curtiss-Wright Corp.	3,003	574,654

Dassault Aviation SA	278	54,010

General Dynamics Corp.	418	93,457

Lockheed Martin Corp.	1,178	525,824

Northrop Grumman Corp.	1,110	493,950

RTX Corp.	5,943	522,568

TOTAL AEROSPACE & DEFENSE		$5,239,348

AIR FREIGHT & LOGISTICS – 0.8%

Bpost SA	6,361	30,647

DSV A/S	1,617	323,763

Expeditors International of Washington, Inc.	4,114	523,712

SG Holdings Co. Ltd.	2,037	29,704

United Parcel Service, Inc., Class B	2,543	475,872

Yamato Holdings Co. Ltd.	11,905	222,761

ZTO Express Cayman, Inc., ADR	2,374	65,997

ZTO Express Cayman, Inc.	4,728	130,099

TOTAL AIR FREIGHT & LOGISTICS		$1,802,555

AUTOMOBILE COMPONENTS – 0.7%

Continental AG	1,476	117,852

Fuyao Glass Industry Group Co. Ltd., Class H	35,550	157,718

Hankook Tire & Technology Co. Ltd.	3,677	111,638

Hyundai Mobis Co. Ltd.	964	176,215

NOK Corp.	3,863	58,054

Nokian Renkaat OYJ	7,309	67,954

Stanley Electric Co. Ltd.	6,637	122,393

Sumitomo Electric Industries Ltd.	12,307	157,444

Sumitomo Rubber Industries Ltd.	9,561	97,549

Tachi-S Co. Ltd.	4,551	49,776

Tokai Rika Co. Ltd.	6,480	102,303

Toyoda Gosei Co. Ltd.	2,798	59,553

Toyota Boshoku Corp.	2,080	37,853

TS Tech Co. Ltd.	7,136	92,043

Unipres Corp.	6,981	55,597

TOTAL AUTOMOBILE COMPONENTS		$1,463,942

AUTOMOBILES – 1.5%

Dongfeng Motor Group Co. Ltd., Class H	159,344	74,371

Honda Motor Co. Ltd.	20,140	638,891

Isuzu Motors Ltd.	76,306	987,985

Mercedes-Benz Group AG	3,756	299,983

Nissan Motor Co. Ltd.	41,618	182,252

Renault SA	3,236	141,981

Subaru Corp.	6,599	124,614

Description	Number of Shares	Value

Suzuki Motor Corp.	4,555	$182,405

Tesla, Inc.*	2,252	602,252

Yamaha Motor Co. Ltd.	2,518	73,629

TOTAL AUTOMOBILES		$3,308,363

BANKS – 6.3%

ABN AMRO Bank NV	13,156	223,629

AIB Group PLC	28,061	131,989

Axis Bank Ltd., GDR	6,660	389,610

Banco Bradesco SA, ADR	61,657	217,649

Bank Mandiri Persero Tbk PT	246,439	93,559

Bank of America Corp.	19,154	612,928

Bank of Ireland Group PLC	13,476	142,183

Bank of Nova Scotia (The)	13,195	664,428

Bank of Nova Scotia (The)	17,187	865,537

BNP Paribas SA	4,068	268,455

BPER Banca	39,122	135,367

CaixaBank SA	12,780	51,555

Dah Sing Financial Holdings Ltd.	16,488	40,676

DGB Financial Group, Inc.	11,894	68,211

DNB Bank ASA	28,979	597,877

Erste Group Bank AG	5,105	192,973

FinecoBank Banca Fineco SpA	114,959	1,784,100

First Citizens BancShares, Inc., Class A	219	313,455

HDFC Bank Ltd., ADR	8,664	591,578

HSBC Holdings PLC	73,038	605,798

ING Groep NV	17,161	250,574

JPMorgan Chase & Co.	3,759	593,772

Kasikornbank PCL	22,367	82,662

Kasikornbank PCL, NVDR	20,214	74,410

KB Financial Group, Inc., ADR	5,228	210,009

KBC Group NV	3,915	294,431

Mebuki Financial Group, Inc.	20,443	54,231

Mitsubishi UFJ Financial Group, Inc.	127,960	1,030,768

Mizuho Financial Group, Inc.	6,435	108,739

PNC Financial Services Group, Inc. (The)	2,689	368,097

Resona Holdings, Inc.	30,231	164,558

Royal Bank of Canada	5,809	575,900

San-In Godo Bank Ltd. (The)	15,063	97,409

Sberbank of Russia PJSC, ADR*,(1)	3,982	—

Security Bank Corp.	37,728	57,013

Shinhan Financial Group Co. Ltd., ADR	7,587	209,477

Societe Generale SA	7,073	192,203

Standard Chartered PLC	32,996	316,490

Sumitomo Mitsui Financial Group, Inc.	3,089	145,347

Sumitomo Mitsui Trust Holdings, Inc.	9,908	384,926

Tochigi Bank Ltd. (The)	9,980	19,993

U.S. Bancorp	3,371	133,761

Unicaja Banco SA	73,950	86,186

UniCredit SpA	16,737	423,254

TOTAL BANKS		$13,865,767

July 31, 2023 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

BEVERAGES – 1.5%

Asahi Group Holdings Ltd.	2,309	$90,808

Cia Cervecerias Unidas SA	4,806	39,848

Coca-Cola Co. (The)	8,319	515,196

Coca-Cola Icecek AS	5,292	61,812

Diageo PLC	11,731	511,493

Embotelladora Andina SA, Class B, ADR	6,176	101,472

Heineken NV	5,598	548,657

Kirin Holdings Co. Ltd.	25,817	381,543

PepsiCo., Inc.	3,012	564,629

Pernod Ricard SA	1,285	283,419

Suntory Beverage & Food Ltd.	1,286	45,749

Tsingtao Brewery Co. Ltd., Class H	14,313	128,285

TOTAL BEVERAGES		$3,272,911

BIOTECHNOLOGY – 0.6%

Exact Sciences Corp.*	2,924	285,207

Genmab A/S*	710	291,966

Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	1,400	13,562

United Therapeutics Corp.*	1,167	283,254

Vertex Pharmaceuticals, Inc.*	1,122	395,326

TOTAL BIOTECHNOLOGY		$1,269,315

BROADLINE RETAIL – 1.9%

Alibaba Group Holding Ltd.*	30,282	378,578

Alibaba Group Holding Ltd., ADR*	7,808	797,665

Amazon.com, Inc.*	16,705	2,233,124

ASKUL Corp.	13,924	194,084

JD.com, Inc., ADR	8,808	363,859

JD.com, Inc., Class A	4,024	82,452

Seria Co. Ltd.	5,560	93,250

TOTAL BROADLINE RETAIL		$4,143,012

BUILDING PRODUCTS – 0.9%

AGC, Inc.	945	34,116

Assa Abloy AB, Class B	17,837	428,709

Builders FirstSource, Inc.*	3,225	465,787

Cie de Saint-Gobain	3,525	238,280

Geberit AG	30	16,974

Johnson Controls International PLC	6,177	429,610

Lennox International, Inc.	1,144	420,352

TOTAL BUILDING PRODUCTS		$2,033,828

CAPITAL MARKETS – 2.2%

Ares Management Corp., Class A	10,847	1,076,239

Cboe Global Markets, Inc.	166	23,187

Charles Schwab Corp. (The)	4,663	308,224

CME Group, Inc.	803	159,765

CSC Financial Co. Ltd., Class H	216,279	255,412

Deutsche Boerse AG	672	128,784

Hargreaves Lansdown PLC	586	6,403

Hong Kong Exchanges & Clearing Ltd.	5,517	230,473

Houlihan Lokey, Inc.	1,499	149,675

Intercontinental Exchange, Inc.	1,332	152,914

Japan Exchange Group, Inc.	695	12,093

London Stock Exchange Group PLC	3,392	368,361

MarketAxess Holdings, Inc.	85	22,884

Description	Number of Shares	Value

Moody’s Corp.	419	$147,802

Morgan Stanley	3,898	356,901

Nomura Holdings, Inc.	20,919	86,240

S&P Global, Inc.	372	146,758

Schroders PLC	4,093	24,126

SEI Investments Co.	272	17,133

UBS Group AG*	50,019	1,105,575

TOTAL CAPITAL MARKETS		$4,778,949

CHEMICALS – 1.7%

ADEKA Corp.	6,316	127,750

Air Liquide SA	568	102,021

BASF SE	2,489	133,467

Celanese Corp.	2,876	360,622

China BlueChemical Ltd., Class H	131,112	32,614

Croda International PLC	706	53,366

Element Solutions, Inc.	10,928	229,051

EMS-Chemie Holding AG	37	30,803

Evonik Industries AG	6,142	127,026

FMC Corp.	3,682	354,319

Fuso Chemical Co. Ltd.	4,309	135,541

Givaudan SA	24	80,885

KH Neochem Co. Ltd.	2,616	42,716

Linde PLC	2,065	806,734

Lintec Corp.	4,483	73,847

Mitsubishi Gas Chemical Co., Inc.	16,391	245,234

Nissan Chemical Corp.	274	12,290

Sherwin-Williams Co. (The)	1,125	311,062

Shin-Etsu Chemical Co. Ltd.	8,539	280,842

Sumitomo Bakelite Co. Ltd.	1,818	78,936

Symrise AG	704	76,925

Tosoh Corp.	831	10,844

TOTAL CHEMICALS		$3,706,895

COMMERCIAL SERVICES & SUPPLIES – 1.6%

Aeon Delight Co. Ltd.	2,994	61,957

Cintas Corp.	856	429,746

Clean Harbors, Inc.*	4,401	731,710

Copart, Inc.*	14,385	1,271,490

Kokuyo Co. Ltd.	3,969	63,609

Prosegur Cia de Seguridad SA	28,150	51,874

Rollins, Inc.	531	21,681

Secom Co. Ltd.	1,012	67,813

Waste Connections, Inc.	5,795	818,080

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,517,960

COMMUNICATIONS EQUIPMENT – 0.8%

Cisco Systems, Inc.	14,497	754,424

Motorola Solutions, Inc.	2,406	689,632

Nokia OYJ	36,914	145,220

Telefonaktiebolaget LM Ericsson, Class B	29,099	146,208

TOTAL COMMUNICATIONS EQUIPMENT		$1,735,484

CONSTRUCTION & ENGINEERING – 0.6%

Bouygues SA	1,097	39,284

Chiyoda Corp.*	9,211	22,337

Fugro NV*	4,229	75,327

Implenia AG	588	28,623

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

JGC Holdings Corp.	17,730	$248,131

Obayashi Corp.	609	5,627

Vinci SA	7,317	859,050

TOTAL CONSTRUCTION & ENGINEERING		$1,278,379

CONSTRUCTION MATERIALS – 0.3%

Heidelberg Materials AG	3,152	255,416

Holcim Ltd.*	2,134	148,295

Imerys SA	1,943	67,465

Semen Indonesia Persero Tbk PT	149,100	68,964

Taiheiyo Cement Corp.	4,006	83,547

Vicat SA	1,702	57,825

TOTAL CONSTRUCTION MATERIALS		$681,512

CONSUMER FINANCE – 0.7%

American Express Co.	5,232	883,580

Credit Acceptance Corp.*	869	483,686

Marui Group Co. Ltd.	8,928	159,714

Vanquis Banking Group PLC	18,114	29,244

TOTAL CONSUMER FINANCE		$1,556,224

CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.1%

Alimentation Couche-Tard, Inc.	7,990	404,514

Atacadao SA	53,557	153,012

Carrefour SA	7,705	154,099

Costco Wholesale Corp.	149	83,540

Dollar General Corp.	508	85,781

J Sainsbury PLC	31,163	110,941

Jeronimo Martins SGPS SA	1,454	39,583

Koninklijke Ahold Delhaize NV	3,863	133,304

Marks & Spencer Group PLC*	12,627	33,430

Performance Food Group Co.*	13,154	786,083

Sundrug Co. Ltd.	1,259	37,133

Tesco PLC	2,579	8,539

Tsuruha Holdings, Inc.	1,722	132,117

Walmart, Inc.	1,058	169,132

TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		$2,331,208

CONTAINERS & PACKAGING – 0.1%

Ball Corp.	3,498	205,298

Nampak Ltd.*	228	2,339

TOTAL CONTAINERS & PACKAGING		$207,637

DISTRIBUTORS – 0.6%

Genuine Parts Co.	334	52,010

LKQ Corp.	23,716	1,299,400

TOTAL DISTRIBUTORS		$1,351,410

DIVERSIFIED CONSUMER SERVICES – 0.0%**

Benesse Holdings, Inc.	592	7,732

DIVERSIFIED REITS – 0.1%

British Land Co. PLC (The)	14,231	61,730

Daiwa House REIT Investment Corp.	20	39,363

Land Securities Group PLC	9,751	81,016

Nomura Real Estate Master Fund, Inc.	39	46,384

DIVERSIFIED REITS		$228,493

Description	Number of Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.0%

AT&T, Inc.	5,413	$78,597

BT Group PLC	70,120	109,786

Deutsche Telekom AG	3,274	71,426

Elisa OYJ	754	39,329

Koninklijke KPN NV	121,881	441,155

KT Corp., ADR	11,882	139,376

Magyar Telekom Telecommunications PLC, ADR	6,004	36,865

Nippon Telegraph & Telephone Corp.	274,900	314,773

Orange Polska SA	48,512	89,281

Orange SA	27,181	307,343

Proximus SADP	13,863	106,178

Swisscom AG	138	88,682

Telefonica Brasil SA	16,978	151,837

Telia Co. AB	13,345	28,690

Verizon Communications, Inc.	5,438	185,327

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$2,188,645

ELECTRIC UTILITIES – 1.1%

American Electric Power Co., Inc.	3,469	293,963

Chubu Electric Power Co., Inc.	301	3,771

Duke Energy Corp.	5,772	540,375

Edison International	6,962	500,986

Eversource Energy	4,284	309,862

Exelon Corp.	13,283	556,026

Iberdrola SA	11,802	147,340

Kansai Electric Power Co., Inc. (The)	1,180	15,511

Redeia Corp. SA	2,044	34,171

TOTAL ELECTRIC UTILITIES		$2,402,005

ELECTRICAL EQUIPMENT – 0.2%

Cosel Co. Ltd.	5,774	49,718

Nippon Carbon Co. Ltd.	2,094	63,439

Ushio, Inc.	17,458	241,564

Zumtobel Group AG	2,522	22,045

TOTAL ELECTRICAL EQUIPMENT		$376,766

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.9%

Alps Alpine Co. Ltd.	8,175	72,145

Amano Corp.	5,650	128,199

Amphenol Corp., Class A	1,422	125,577

Canon Marketing Japan, Inc.	3,712	97,219

Foxconn Technology Co. Ltd.	37,581	66,608

Halma PLC	1,888	54,177

Hon Hai Precision Industry Co. Ltd.	29,136	100,592

Jabil, Inc.	7,706	852,823

Keyence Corp.	129	57,815

Kyocera Corp.	1,349	72,483

Maruwa Co. Ltd.	472	78,266

Maxell Ltd.	6,351	72,097

Nippon Chemi-Con Corp.*	4,751	47,689

PAX Global Technology Ltd.	23,334	18,909

Shimadzu Corp.	1,675	50,757

Sunny Optical Technology Group Co. Ltd.	17,811	172,540

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$2,067,896

July 31, 2023 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

ENERGY EQUIPMENT & SERVICES – 0.4%

China Oilfield Services Ltd., Class H	320,500	$378,079

Schlumberger NV	6,838	398,929

Trican Well Service Ltd.	13,737	43,128

TOTAL ENERGY EQUIPMENT & SERVICES		$820,136

ENTERTAINMENT – 0.4%

Capcom Co. Ltd.	514	23,123

DeNA Co. Ltd.	6,468	79,199

NetEase, Inc., ADR	1,987	216,066

NetEase, Inc.	13,323	289,560

Nintendo Co. Ltd.	1,728	78,344

Square Enix Holdings Co. Ltd.	2,141	99,085

Universal Music Group NV	1,733	44,454

TOTAL ENTERTAINMENT		$829,831

FINANCIAL SERVICES – 2.2%

Berkshire Hathaway, Inc., Class B*	2,134	751,083

Block, Inc.*	5,205	419,159

Edenred	16,991	1,103,709

FleetCor Technologies, Inc.*	2,085	518,977

Investor AB, Class B	2,134	43,576

Jack Henry & Associates, Inc.	172	28,822

Mastercard, Inc., Class A	2,217	874,119

Mitsubishi HC Capital, Inc.	6,106	40,340

Visa, Inc., Class A	4,546	1,080,721

TOTAL FINANCIAL SERVICES		$4,860,506

FOOD PRODUCTS – 1.6%

Astral Foods Ltd.	6,601	60,142

Barry Callebaut AG	19	35,579

Campbell Soup Co.	502	23,002

Chocoladefabriken Lindt & Spruengli AG	5	61,120

Conagra Brands, Inc.	1,100	36,091

Danone SA	513	31,321

General Mills, Inc.	1,419	106,056

Hershey Co. (The)	351	81,190

Hormel Foods Corp.	714	29,188

J.M. Smucker Co. (The)	253	38,114

JDE Peet’s NV	431	13,003

Kellogg Co.	6,672	446,290

Kerry Group PLC, Class A	416	41,330

Lamb Weston Holdings, Inc.	3,459	358,456

McCormick & Co., Inc.	591	52,883

MEIJI Holdings Co. Ltd.	1,482	34,252

Nestle SA	5,648	692,229

Nisshin Seifun Group, Inc.	1,804	22,369

Nissin Foods Holdings Co. Ltd.	575	48,501

Nomad Foods Ltd.*	33,367	593,265

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	366,830	25,299

Thai Union Group PCL, Class F	190,433	75,664

Toyo Suisan Kaisha Ltd.	2,183	90,364

Tyson Foods, Inc., Class A	5,972	332,760

Ulker Biskuvi Sanayi AS*	31,482	45,688

WH Group Ltd.	235,038	127,180

Yihai International Holding Ltd.*	39,229	89,535

TOTAL FOOD PRODUCTS		$3,590,871

Description	Number of Shares	Value

GAS UTILITIES – 0.4%

Atmos Energy Corp.	1,682	$204,716

China Gas Holdings Ltd.	39,259	43,745

Enagas SA	1,244	22,069

ENN Energy Holdings Ltd.	32,269	387,903

Kunlun Energy Co. Ltd.	140,000	113,991

Osaka Gas Co. Ltd.	3,498	55,028

Snam SpA	10,214	53,703

TOTAL GAS UTILITIES		$881,155

GROUND TRANSPORTATION – 1.3%

Canadian National Railway Co.	13,658	1,655,553

Central Japan Railway Co.	656	83,622

East Japan Railway Co.	488	27,624

Tobu Railway Co. Ltd.	158	4,177

Uber Technologies, Inc.*	15,883	785,573

U-Haul Holding Co.	4,713	269,631

West Japan Railway Co.	128	5,257

TOTAL GROUND TRANSPORTATION		$2,831,437

HEALTH CARE EQUIPMENT & SUPPLIES – 2.3%

Abbott Laboratories	5,478	609,866

Asahi Intecc Co. Ltd.	179	3,672

Becton Dickinson & Co.	141	39,285

Coloplast A/S, Class B	619	76,939

DexCom, Inc.*	2,399	298,819

DiaSorin SpA	129	14,474

Hologic, Inc.*	5,860	465,401

Hoya Corp.	479	55,656

ICU Medical, Inc.*	3,259	580,689

Insulet Corp.*	1,866	516,416

Koninklijke Philips NV*	11,155	231,905

Medtronic PLC	11,532	1,012,048

Microport Scientific Corp.*	50,100	100,086

Paramount Bed Holdings Co. Ltd.	2,831	46,306

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	121,991	157,046

Siemens Healthineers AG	907	52,675

Stryker Corp.	2,907	823,873

Sysmex Corp.	385	26,047

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$5,111,203

HEALTH CARE PROVIDERS & SERVICES – 2.5%

Alfresa Holdings Corp.	6,385	101,835

BML, Inc.	2,916	61,593

Chemed Corp.	1,134	590,916

Fresenius SE & Co. KGaA	6,209	194,769

HCA Healthcare, Inc.	2,778	757,866

Humana, Inc.	578	264,048

McKesson Corp.	1,280	515,072

Molina Healthcare, Inc.*	2,204	671,096

Netcare Ltd.	113,036	88,488

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	61,500	111,347

UnitedHealth Group, Inc.	4,357	2,206,254

TOTAL HEALTH CARE PROVIDERS & SERVICES		$5,563,284

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

HEALTH CARE TECHNOLOGY – 0.2%

Veeva Systems, Inc., Class A*	1,714	$350,033

HOTELS, RESTAURANTS & LEISURE – 2.3%

Airbnb, Inc., Class A*	3,481	529,773

Choice Hotels International, Inc.	2,688	351,456

Compass Group PLC	22,202	577,552

Evolution AB	40	4,932

Flutter Entertainment PLC*	2,555	508,566

H World Group Ltd., ADR*	4,595	220,744

La Francaise des Jeux SAEM	569	21,721

McDonald’s Corp.	3,598	1,054,934

McDonald’s Holdings Co. Japan Ltd.	806	31,727

Meituan, Class B*	42,160	790,882

Sands China Ltd.*	265,000	1,010,880

TOTAL HOTELS, RESTAURANTS & LEISURE		$5,103,167

HOUSEHOLD DURABLES – 0.9%

Casio Computer Co. Ltd.	9,172	78,268

Coway Co. Ltd.	2,568	82,601

De’ Longhi SpA	3,481	88,412

Garmin Ltd.	367	38,862

Lennar Corp., Class A	2,763	350,431

Nikon Corp.	5,865	77,340

NVR, Inc.*	117	737,853

Persimmon PLC	1,655	24,617

Rinnai Corp.	4,320	94,013

Sekisui Chemical Co. Ltd.	3,073	46,636

Sekisui House Ltd.	9,485	193,280

Sony Group Corp.	2,366	221,441

TOTAL HOUSEHOLD DURABLES		$2,033,754

HOUSEHOLD PRODUCTS – 1.3%

Church & Dwight Co., Inc.	373	35,685

Clorox Co. (The)	167	25,297

Colgate-Palmolive Co.	7,823	596,582

Henkel AG & Co. KGaA	1,498	104,653

Procter & Gamble Co. (The)	5,866	916,856

Reckitt Benckiser Group PLC	16,135	1,208,866

Unicharm Corp.	969	35,875

TOTAL HOUSEHOLD PRODUCTS		$2,923,814

INDUSTRIAL CONGLOMERATES – 0.4%

3M Co.	1,323	147,515

CK Hutchison Holdings Ltd.	17,133	105,668

Hikari Tsushin, Inc.	908	134,478

Honeywell International, Inc.	381	73,964

Siemens AG	1,993	339,608

TOTAL INDUSTRIAL CONGLOMERATES		$801,233

INDUSTRIAL REITS – 0.1%

LaSalle Logiport REIT	122	130,434

INSURANCE – 7.6%

Admiral Group PLC	916	25,027

Ageas SA	4,304	182,333

AIA Group Ltd.	231,704	2,299,541

Allianz SE	226	54,021

Arch Capital Group Ltd.*	4,845	376,408

Description	Number of Shares	Value

Arthur J. Gallagher & Co.	6,234	$1,339,063

AXA SA	51,037	1,569,542

Baloise Holding AG	205	31,688

Brown & Brown, Inc.	571	40,227

Caixa Seguridade Participacoes S/A	59,909	136,573

China Pacific Insurance Group Co. Ltd., Class H	103,606	277,650

China Reinsurance Group Corp., Class H	966,716	66,936

Chubb Ltd.	5,154	1,053,529

Dai-ichi Life Holdings, Inc.	16,303	332,959

Enstar Group Ltd.*	1,908	488,219

Gjensidige Forsikring ASA	596	9,421

Globe Life, Inc.	6,406	718,561

Intact Financial Corp.	10,996	1,624,488

Markel Group, Inc.*	407	590,032

Marsh & McLennan Cos., Inc.	3,604	679,066

MS&AD Insurance Group Holdings, Inc.	10,925	406,390

Muenchener Rueckversicherungs AG	19	7,157

NN Group NV	4,004	153,556

Old Mutual Ltd.	171,843	125,012

Phoenix Group Holdings PLC	751	5,303

Principal Financial Group, Inc.	5,155	411,730

Progressive Corp. (The)	2,887	363,704

Sampo OYJ, Class A	2,235	98,516

Sompo Holdings, Inc.	2,126	94,012

Swiss Life Holding AG	31	19,651

T&D Holdings, Inc.	74,197	1,205,281

Talanx AG	13,711	839,691

Tokio Marine Holdings, Inc.	33,127	758,872

Tongyang Life Insurance Co. Ltd.*	7,848	21,734

Travelers Cos., Inc. (The)	439	75,776

Tryg A/S	1,932	38,170

Willis Towers Watson PLC	257	54,312

Zurich Insurance Group AG	279	134,629

TOTAL INSURANCE		$16,708,780

INTERACTIVE MEDIA & SERVICES – 2.9%

Alphabet, Inc., Class A*	22,821	3,028,803

Alphabet, Inc., Class C*	4,408	586,749

Baidu, Inc., Class A*	1,342	26,310

Kanzhun Ltd., ADR*	11,150	208,282

Meta Platforms, Inc., Class A*	3,621	1,153,651

Tencent Holdings Ltd.	32,867	1,493,552

TOTAL INTERACTIVE MEDIA & SERVICES		$6,497,347

IT SERVICES – 1.7%

Accenture PLC, Class A	2,533	801,315

BIPROGY Inc	5,707	139,842

Capgemini SE	3,021	547,564

Cognizant Technology Solutions Corp., Class A	6,252	412,820

EPAM Systems, Inc.*	70	16,577

Future Corp.	9,587	104,385

Gartner, Inc.*	2,009	710,362

GoDaddy, Inc., Class A*	8,460	652,181

International Business Machines Corp.	655	94,438

Itochu Techno-Solutions Corp.	185	4,684

Nomura Research Institute Ltd.	454	12,864

NS Solutions Corp.	4,483	117,538

Obic Co. Ltd.	358	58,557

July 31, 2023 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Otsuka Corp.	401	$16,678

TOTAL IT SERVICES		$3,689,805

LEISURE PRODUCTS – 0.0%**

Bandai Namco Holdings, Inc.	2,538	57,338

Hasbro, Inc.	311	20,078

Shimano, Inc.	247	37,415

TOTAL LEISURE PRODUCTS		$114,831

LIFE SCIENCES TOOLS & SERVICES – 0.7%

Agilent Technologies, Inc.	702	85,483

CMIC Holdings Co. Ltd.	1,630	22,548

Danaher Corp.	2,766	705,496

Hangzhou Tigermed Consulting Co. Ltd., Class H	18,658	120,576

ICON PLC*	1,694	425,889

Thermo Fisher Scientific, Inc.	256	140,457

TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,500,449

MACHINERY – 2.8%

Amada Co. Ltd.	11,350	111,494

Daimler Truck Holding AG	5,717	214,661

Duerr AG	1,860	58,039

Ebara Corp.	2,171	102,305

Fortive Corp.	12,021	941,845

Fuji Corp.	5,734	104,773

Graco, Inc.	2,663	211,256

Hino Motors Ltd.*	16,572	66,281

Hisaka Works Ltd.	3,030	19,765

IDEX Corp.	1,822	411,426

Kone OYJ, Class B	13,177	675,725

Kubota Corp.	3,520	53,060

Makino Milling Machine Co. Ltd.	1,929	77,152

Makita Corp.	5,621	157,529

Nordson Corp.	123	30,948

OKUMA Corp.	1,155	58,471

OSG Corp.	12,008	159,654

PACCAR, Inc.	6,773	583,358

Schindler Holding AG	201	48,680

SKF AB, Class B	10,426	198,687

SMC Corp.	133	69,321

Spirax-Sarco Engineering PLC	384	54,825

Sumitomo Heavy Industries Ltd.	5,060	124,237

THK Co. Ltd.	10,828	216,537

Toyota Industries Corp.	799	57,623

Volvo AB, Class B	25,361	559,072

Wartsila OYJ Abp	6,364	79,943

Westinghouse Air Brake Technologies Corp.	5,697	674,753

TOTAL MACHINERY		$6,121,420

MARINE TRANSPORTATION – 0.0%**

Kuehne + Nagel International AG	20	6,247

MEDIA – 1.3%

Cable One, Inc.	287	207,771

Comcast Corp., Class A	11,173	505,690

Fuji Media Holdings, Inc.	2,200	24,325

Hakuhodo DY Holdings, Inc.	7,220	82,875

Megacable Holdings SAB de CV	33,780	85,655

Description	Number of Shares	Value

Metropole Television SA	5,265	$74,387

Nippon Television Holdings, Inc.	15,878	150,560

Omnicom Group, Inc.	5,027	425,385

Publicis Groupe SA	4,033	325,565

RTL Group SA	2,577	111,410

Television Francaise 1	12,138	99,292

TV Asahi Holdings Corp.	7,929	99,875

WPP PLC	58,165	635,686

TOTAL MEDIA		$2,828,476

METALS & MINING – 0.9%

Anglo American PLC	4,733	145,414

ARE Holdings, Inc.	7,386	99,058

Barrick Gold Corp.	9,217	159,226

Centamin PLC	59,062	73,031

Centerra Gold, Inc.	11,571	74,235

Dowa Holdings Co. Ltd.	2,990	96,427

Eldorado Gold Corp.*	4,597	45,097

Endeavour Mining PLC	3,728	90,072

Fresnillo PLC	10,481	83,153

Kyoei Steel Ltd.	1,856	27,879

Maruichi Steel Tube Ltd.	3,577	84,632

Neturen Co. Ltd.	5,815	43,204

Norsk Hydro ASA	4,017	26,317

OceanaGold Corp.	29,938	62,662

Rio Tinto PLC	10,692	706,661

Yamato Kogyo Co. Ltd.	2,351	112,192

Yodogawa Steel Works Ltd.	1,093	26,160

TOTAL METALS & MINING		$1,955,420

MULTI-UTILITIES – 1.2%

Consolidated Edison, Inc.	170	16,126

Dominion Energy, Inc.	720	38,556

Engie SA	114,525	1,877,723

National Grid PLC	57,951	767,141

WEC Energy Group, Inc.	761	68,383

TOTAL MULTI-UTILITIES		$2,767,929

OFFICE REITS – 0.0%**

Japan Real Estate Investment Corp.	12	48,248

Nippon Building Fund, Inc.	12	50,272

TOTAL OFFICE REITS		$98,520

OIL, GAS & CONSUMABLE FUELS – 3.9%

ARC Resources Ltd.	5,140	77,647

BP PLC	66,824	414,214

Cameco Corp.	2,054	72,213

Chevron Corp.	4,196	686,717

ConocoPhillips	4,167	490,539

Coterra Energy, Inc.	20,325	559,751

Diamondback Energy, Inc.	2,224	327,640

Enbridge, Inc.	17,111	629,084

Eni SpA	28,951	441,950

Equinor ASA	24,974	759,935

Exxon Mobil Corp.	1,871	200,646

Inpex Corp.	9,029	116,302

Shell PLC	22,036	669,102

TC Energy Corp.	15,281	547,666

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

TotalEnergies SE	33,368	$2,027,385

TotalEnergies SE, ADR	8,881	540,409

Ultrapar Participacoes SA	29,803	119,054

TOTAL OIL, GAS & CONSUMABLE FUELS		$8,680,254

PAPER & FOREST PRODUCTS – 0.1%

Mondi PLC	8,278	145,065

Oji Holdings Corp.	1,550	6,112

UPM-Kymmene OYJ	1,816	60,101

TOTAL PAPER & FOREST PRODUCTS		$211,278

PASSENGER AIRLINES – 0.4%

easyJet PLC*	23,389	135,764

Japan Airlines Co. Ltd.	4,917	106,313

Southwest Airlines Co.	17,408	594,657

TOTAL PASSENGER AIRLINES		$836,734

PERSONAL CARE PRODUCTS – 0.3%

Beiersdorf AG	335	43,390

Kobayashi Pharmaceutical Co. Ltd.	473	25,993

Unilever PLC	13,052	702,004

TOTAL PERSONAL CARE PRODUCTS		$771,387

PHARMACEUTICALS – 6.8%

Almirall SA	9,120	87,540

Astellas Pharma, Inc.	10,987	160,675

AstraZeneca PLC	9,819	1,409,572

AstraZeneca PLC, ADR	12,862	922,205

Bristol-Myers Squibb Co.	2,483	154,418

Chugai Pharmaceutical Co. Ltd.	7,822	232,628

Daiichi Sankyo Co. Ltd.	3,978	121,550

Eisai Co. Ltd.	1,089	68,709

Eli Lilly & Co.	2,053	933,191

Genomma Lab Internacional SAB de CV, Class B	96,006	86,059

GSK PLC	22,108	392,843

Johnson & Johnson	9,404	1,575,452

Kissei Pharmaceutical Co. Ltd.	2,563	54,227

Kyowa Kirin Co. Ltd.	7,737	147,708

Merck & Co., Inc.	13,122	1,399,461

Merck KGaA	3,369	591,934

Nippon Shinyaku Co. Ltd.	3,032	122,631

Novartis AG	29,361	3,066,230

Novo Nordisk A/S, Class B	487	78,482

Ono Pharmaceutical Co. Ltd.	6,412	117,252

Otsuka Holdings Co. Ltd.	2,138	78,523

Pfizer, Inc.	35,343	1,274,469

Roche Holding AG	1,964	609,436

Roche Holding AG	176	58,327

Sanofi	1,637	174,750

Shionogi & Co. Ltd.	3,343	139,393

Takeda Pharmaceutical Co. Ltd.	8,334	254,299

UCB SA	3,974	351,825

Zoetis, Inc.	1,675	315,051

TOTAL PHARMACEUTICALS		$14,978,840

PROFESSIONAL SERVICES – 2.4%

Adecco Group AG	4,740	192,470

Description	Number of Shares	Value

Automatic Data Processing, Inc.	2,684	$663,646

Bureau Veritas SA	42,445	1,165,774

en Japan, Inc.	5,239	103,370

Experian PLC	15,706	606,503

Hays PLC	71,574	98,284

Meitec Corp.	4,830	87,847

Open Up Group, Inc.	5,575	87,231

Pagegroup PLC	14,477	82,863

Paychex, Inc.	775	97,239

Recruit Holdings Co. Ltd.	1,336	46,325

RELX PLC	2,993	100,636

Science Applications International Corp.	6,400	776,576

SGS SA	771	74,655

SThree PLC	7,836	35,449

TransUnion	5,997	477,901

Wolters Kluwer NV	5,196	652,425

TOTAL PROFESSIONAL SERVICES		$5,349,194

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.3%

CK Asset Holdings Ltd.	24,387	140,714

Daito Trust Construction Co. Ltd.	1,274	136,924

Daiwa House Industry Co. Ltd.	863	23,427

Mitsubishi Estate Co. Ltd.	24,784	302,603

Swiss Prime Site AG	384	37,165

Wharf Holdings Ltd. (The)	28,387	66,464

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$707,297

RETAIL REITS – 0.0%**

Japan Metropolitan Fund Invest	16	10,966

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.1%

ams-OSRAM AG*	11,700	103,684

Analog Devices, Inc.	1,822	363,544

ASM Pacific Technology Ltd.	10,105	98,279

Disco Corp.	486	91,006

Intel Corp.	11,753	420,405

KLA Corp.	683	351,028

Miraial Co. Ltd.	2,160	23,473

NVIDIA Corp.	3,610	1,686,917

NXP Semiconductors NV	1,283	286,083

ON Semiconductor Corp.*	4,509	485,845

QUALCOMM, Inc.	5,048	667,194

Rohm Co. Ltd.	1,242	116,111

SolarEdge Technologies, Inc.*	613	148,015

Taiwan Semiconductor Manufacturing Co. Ltd.	27,000	485,418

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,639	459,957

Texas Instruments, Inc.	6,130	1,103,400

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$6,890,359

SOFTWARE – 4.4%

ANSYS, Inc.*	209	71,499

Black Knight, Inc.*	8,896	625,567

Cadence Design Systems, Inc.*	186	43,526

Constellation Software, Inc.	905	1,912,027

Dassault Systemes SE	2,658	113,640

Intuit, Inc.	69	35,307

Lumine Group, Inc.*	1,068	16,952

Microsoft Corp.	14,514	4,875,543

July 31, 2023 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Roper Technologies, Inc.	254	$125,235

Sage Group PLC (The)	730	8,774

Salesforce, Inc.*	3,153	709,456

ServiceNow, Inc.*	686	399,938

Synopsys, Inc.*	370	167,166

Topicus.com, Inc.*	515	40,617

Trend Micro, Inc.	537	25,328

Tyler Technologies, Inc.*	99	39,266

Workday, Inc., Class A*	1,700	403,121

TOTAL SOFTWARE		$9,612,962

SPECIALIZED REITS – 1.0%

American Tower Corp.	5,083	967,346

Public Storage	2,365	666,339

VICI Properties, Inc.	21,597	679,873

TOTAL SPECIALIZED REITS		$2,313,558

SPECIALTY RETAIL – 1.4%

CarMax, Inc.*	2,587	213,712

CECONOMY AG*	14,050	42,111

China Meidong Auto Holdings Ltd.	102,315	111,775

Home Depot, Inc. (The)	2,418	807,225

Industria de Diseno Textil SA	14,968	572,879

Kingfisher PLC	30,279	95,475

Nitori Holdings Co. Ltd.	553	67,850

Ross Stores, Inc.	1,936	221,943

Shimamura Co. Ltd.	1,220	120,787

TJX Cos., Inc. (The)	7,971	689,731

USS Co. Ltd.	1,918	33,206

Xebio Holdings Co. Ltd.	7,098	56,728

TOTAL SPECIALTY RETAIL		$3,033,422

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 1.5%

Apple, Inc.	14,801	2,907,656

Canon, Inc.	3,347	86,413

Catcher Technology Co. Ltd.	15,497	85,556

Elecom Co. Ltd.	5,794	62,312

Quadient SA	3,911	87,078

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$3,229,015

TEXTILES, APPAREL & LUXURY GOODS – 0.7%

Cie Financiere Richemont SA, Class A	1,609	258,864

Hermes International	69	152,983

Li Ning Co. Ltd.	13,707	82,605

Lululemon Athletica, Inc.*	213	80,627

NIKE, Inc., Class B	5,844	645,119

Sanyo Shokai Ltd.	1,400	20,144

Swatch Group AG – BR (The)	532	169,840

Yue Yuen Industrial Holdings Ltd.	36,351	48,475

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,458,657

TOBACCO – 1.0%

British American Tobacco PLC	10,575	354,961

Japan Tobacco, Inc.	4,108	91,045

Philip Morris International, Inc.	16,791	1,674,398

TOTAL TOBACCO		$2,120,404

Description	Number of Shares	Value

TRADING COMPANIES & DISTRIBUTORS – 1.6%

AerCap Holdings NV*	14,055	$896,850

Brenntag SE	17,309	1,341,322

Fastenal Co.	4,387	257,122

ITOCHU Corp.	5,009	202,451

Marubeni Corp.	2,025	35,777

Mitsubishi Corp.	4,071	207,893

RS Group PLC	31,342	315,588

Sumitomo Corp.	4,163	89,162

Travis Perkins PLC	8,779	98,109

WW Grainger, Inc.	27	19,939

TOTAL TRADING COMPANIES & DISTRIBUTORS		$3,464,213

TRANSPORTATION INFRASTRUCTURE – 0.0%**

Kamigumi Co. Ltd.	5,273	122,239

WATER UTILITIES – 0.0%**

Cia de Saneamento Basico do Estado de Sao Paulo SABESP	8,097	98,919

Severn Trent PLC	902	29,565

TOTAL WATER UTILITIES		$128,484

WIRELESS TELECOMMUNICATION SERVICES – 0.7%

Empresa Nacional de Telecomunicaciones SA	17,644	70,917

KDDI Corp.	42,063	1,237,956

MTN Group Ltd.	2,952	23,118

SoftBank Corp.	8,701	96,511

T-Mobile US, Inc.*	208	28,656

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,457,158

TOTAL COMMON STOCKS (Cost $163,038,603)		$208,312,739

EXCHANGE-TRADED FUNDS – 0.1%

EQUITY FUNDS – 0.1%

iShares Core MSCI EAFE ETF	3,000	208,650

Next Funds Topix ETF	520	8,776

TOTAL EXCHANGE-TRADED FUNDS (Cost $198,917)		$217,426

PREFERRED STOCKS – 0.2%

CONSUMER DISCRETIONARY – 0.0%**

Bayerische Motoren Werke AG 8.84%	1,208	135,742

CONSUMER STAPLES – 0.1%

Henkel AG & Co. KGaA 2.62%	1,935	149,310

ENERGY – 0.1%

Raizen SA 6.20%	167,800	148,683

MATERIALS – 0.0%**

Fuchs SE 2.89%	2,275	94,051

TOTAL PREFERRED STOCKS (Cost $420,827)		$527,786

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

MONEY MARKET FUND – 2.5%

Dreyfus Government Cash Management Fund, Institutional Shares 5.14%^	5,470,680	$5,470,680

TOTAL MONEY MARKET FUND (Cost $5,470,680)		$5,470,680

TOTAL INVESTMENTS – 97.4% (COST $169,129,027)		$214,528,631

OTHER ASSETS LESS LIABILITIES –2.6%		5,662,268

TOTAL NET ASSETS – 100.0%		$220,190,899

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets

Investments in Securities

Common Stocks

Aerospace & Defense	$5,239,348	$—	$—		$5,239,348

Air Freight & Logistics	1,802,555	—	—		1,802,555

Automobile Components	1,463,942	—	—		1,463,942

Automobiles	3,308,363	—	—		3,308,363

Banks	13,865,767	—	—	(a)	13,865,767

Beverages	3,272,911	—	—		3,272,911

Biotechnology	1,269,315	—	—		1,269,315

Broadline Retail	4,143,012	—	—		4,143,012

Building Products	2,033,828	—	—		2,033,828

Capital Markets	4,778,949	—	—		4,778,949

Chemicals	3,706,895	—	—		3,706,895

Commercial Services & Supplies	3,517,960	—	—		3,517,960

Communications Equipment	1,735,484	—	—		1,735,484

Construction & Engineering	1,278,379	—	—		1,278,379

Construction Materials	681,512	—	—		681,512

Consumer Finance	1,556,224	—	—		1,556,224

Consumer Staples Distribution & Retail	2,331,208	—	—		2,331,208

Containers & Packaging	207,637	—	—		207,637

Distributors	1,351,410	—	—		1,351,410

Diversified Consumer Services	7,732	—	—		7,732

Diversified REITs	228,493	—	—		228,493

Diversified Telecommunication Services	2,188,645	—	—		2,188,645

Electric Utilities	2,402,005	—	—		2,402,005

Electrical Equipment	376,766	—	—		376,766

Electronic Equipment, Instruments & Components	2,067,896	—	—		2,067,896

Energy Equipment & Services	820,136	—	—		820,136

Entertainment	829,831	—	—		829,831

Financial Services	4,860,506	—	—		4,860,506

Food Products	3,590,871	—	—		3,590,871

Gas Utilities	881,155	—	—		881,155

Ground Transportation	2,831,437	—	—		2,831,437

Health Care Equipment & Supplies	5,111,203	—	—		5,111,203

Health Care Providers & Services	5,563,284	—	—		5,563,284

Health Care Technology	350,033	—	—		350,033

Hotels, Restaurants & Leisure	5,103,167	—	—		5,103,167

Household Durables	2,033,754	—	—		2,033,754

July 31, 2023 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Household Products	$2,923,814	$—	$—	$2,923,814

Industrial Conglomerates	801,233	—	—	801,233

Industrial REITs	130,434	—	—	130,434

Insurance	16,708,780	—	—	16,708,780

Interactive Media & Services	6,497,347	—	—	6,497,347

IT Services	3,689,805	—	—	3,689,805

Leisure Products	114,831	—	—	114,831

Life Sciences Tools & Services	1,500,449	—	—	1,500,449

Machinery	6,121,420	—	—	6,121,420

Marine Transportation	6,247	—	—	6,247

Media	2,828,476	—	—	2,828,476

Metals & Mining	1,955,420	—	—	1,955,420

Multi-Utilities	2,767,929	—	—	2,767,929

Office REITs	98,520	—	—	98,520

Oil, Gas & Consumable Fuels	8,680,254	—	—	8,680,254

Paper & Forest Products	211,278	—	—	211,278

Passenger Airlines	836,734	—	—	836,734

Personal Care Products	771,387	—	—	771,387

Pharmaceuticals	14,978,840	—	—	14,978,840

Professional Services	5,349,194	—	—	5,349,194

Real Estate Management & Development	707,297	—	—	707,297

Retail REITs	10,966	—	—	10,966

Semiconductors & Semiconductor Equipment	6,890,359	—	—	6,890,359

Software	9,612,962	—	—	9,612,962

Specialized REITs	2,313,558	—	—	2,313,558

Specialty Retail	3,033,422	—	—	3,033,422

Technology Hardware, Storage & Peripherals	3,229,015	—	—	3,229,015

Textiles, Apparel & Luxury Goods	1,458,657	—	—	1,458,657

Tobacco	2,120,404	—	—	2,120,404

Trading Companies & Distributors	3,464,213	—	—	3,464,213

Transportation Infrastructure	122,239	—	—	122,239

Water Utilities	128,484	—	—	128,484

Wireless Telecommunication Services	1,457,158	—	—	1,457,158

Exchange-Traded Funds	217,426	—	—	217,426

Preferred Stocks	527,786	—	—	527,786

Money Market Fund	5,470,680	—	—	5,470,680

Total Investments in Securities	$214,528,631	$—	$—	$214,528,631

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$193,193	$—	$193,193

Total Assets – Other Financial Instruments	$—	$193,193	$—	$193,193

Liabilities
Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(475,208)	$—	$(475,208)

Financial Futures Contracts	(4,784,512)	—	—	(4,784,512)

Total Liabilities – Other Financial Instruments	$(4,784,512)	$(475,208)	$—	$(5,259,720)

(a)	Includes internally fair valued securities currently priced at zero ($0).
!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

*	Non-income producing security.
**	Represents less than 0.05%.

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Global Alpha Equities Fund (concluded)

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CAD	Canadian Dollar

ETF	Exchange-Traded Fund

EUR	Euro

GBP	British Pound Sterling

GDR	Global Depositary Receipt

JPY	Japanese Yen

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S&P	Standards & Poor’s

SpA	Societa per Azioni

At July 31, 2023, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

		Contracts to	Contract	Contract	Unrealized	Unrealized
Settlement Date	Counterparty	Deliver/Receive	Amount	at Value	Appreciation	(Depreciation)
CONTRACTS SOLD
9/20/2023	Morgan Stanley	5,445,000 GBP	$6,781,198	$6,989,360	$ —	$ (208,162)
9/20/2023	Barclays Capital Group	8,975,000 CAD	6,717,713	6,810,948	—	(93,235)
9/20/2023	Standard Chartered PLC	938,700,000 JPY	6,845,087	6,651,894	193,193	—
9/20/2023	Deutsche Bank AG	7,066,000 EUR	7,614,934	7,788,745	—	(173,811)
UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$193,193	$(475,208)

At July 31, 2023, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
SHORT POSITIONS:
EXCHANGE-TRADED:
E-Mini Russell 2000 Index	September 2023	67	$6,370,309	$6,745,560	$—	$(375,251)
E-Mini S&P 500 Index	September 2023	94	20,408,450	21,688,150	—	(1,279,700)
E-Mini S&P Mid 400 Index	September 2023	37	9,500,740	10,150,580	—	(649,840)
Euro STOXX 50 Index	September 2023	56	2,671,804	2,768,277	—	(96,473)
FTSE 100 Index	September 2023	41	3,992,535	4,045,748	—	(53,213)
HSCE Index	August 2023	147	6,100,258	6,545,250	—	(444,992)
MSCI EAFE Index	September 2023	324	34,659,857	35,733,960	—	(1,074,103)
S&P TSX 60 Index	September 2023	28	5,099,086	5,265,992	—	(166,906)
TOPIX Index	September 2023	57	8,679,341	9,323,375	—	(644,034)
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$—	$(4,784,512)

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2023 (unaudited)